Capital adequacy - Credit risk by PD grade (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2020	Mar. 16, 2020	Mar. 15, 2020	Dec. 31, 2019
Disclosure of credit risk exposure
Capital conservation buffer	2.50%
Sweden
Disclosure of credit risk exposure
Countercyclical buffer	0.00%	0.00%	2.50%
Parent Company
Disclosure of credit risk exposure
EAD	kr 342,561			kr 330,696
Capital conservation buffer	2.50%			2.50%
Countercyclical buffer	0.00%			1.90%
Parent Company | AAA to AA- | Central governments
Disclosure of credit risk exposure
EAD	kr 186,722			kr 166,286
Parent Company | AAA to AA- | Financial institutions
Disclosure of credit risk exposure
EAD	12,742			16,403
Parent Company | AAA to AA- | Corporates
Disclosure of credit risk exposure
EAD	2,302			5,995
Parent Company | A+ to A- | Central governments
Disclosure of credit risk exposure
EAD	5,287			5,862
Parent Company | A+ to A- | Financial institutions
Disclosure of credit risk exposure
EAD	15,896			27,651
Parent Company | A+ to A- | Corporates
Disclosure of credit risk exposure
EAD	17,929			19,438
Parent Company | BBB+ to BBB- | Financial institutions
Disclosure of credit risk exposure
EAD	1,984			1,382
Parent Company | BBB+ to BBB- | Corporates
Disclosure of credit risk exposure
EAD	69,263			58,945
Parent Company | BB+ to B- | Central governments
Disclosure of credit risk exposure
EAD	68
Parent Company | BB+ to B- | Financial institutions
Disclosure of credit risk exposure
EAD	38			1
Parent Company | BB+ to B- | Corporates
Disclosure of credit risk exposure
EAD	24,063			22,548
Parent Company | CCC to D | Corporates
Disclosure of credit risk exposure
EAD	kr 12			kr 20
Parent Company | Sweden
Disclosure of credit risk exposure
Capital requirement exposure	70.00%			70.00%
Parent Company | Foreign countries
Disclosure of credit risk exposure
Countercyclical buffer	0.03%			0.10%
Parent Company | Standardized approach | Operational risk
Disclosure of credit risk exposure
Fiscal years for each business area to calculate income indicators	3 years
Parent Company | Minimum | AAA to AA- | Central governments
Disclosure of credit risk exposure
PD in %	0.003%			0.003%
Parent Company | Minimum | AAA to AA- | Financial institutions and corporates
Disclosure of credit risk exposure
PD in %	0.01%			0.01%
Parent Company | Minimum | A+ to A- | Central governments
Disclosure of credit risk exposure
PD in %	0.02%			0.02%
Parent Company | Minimum | A+ to A- | Financial institutions and corporates
Disclosure of credit risk exposure
PD in %	0.06%			0.06%
Parent Company | Minimum | BBB+ to BBB- | Central governments
Disclosure of credit risk exposure
PD in %	0.12%			0.12%
Parent Company | Minimum | BBB+ to BBB- | Financial institutions and corporates
Disclosure of credit risk exposure
PD in %	0.16%			0.16%
Parent Company | Minimum | BB+ to B- | Central governments
Disclosure of credit risk exposure
PD in %	0.54%			0.54%
Parent Company | Minimum | BB+ to B- | Financial institutions and corporates
Disclosure of credit risk exposure
PD in %	0.50%			0.50%
Parent Company | Minimum | CCC to D | Central governments
Disclosure of credit risk exposure
PD in %	27.27%			27.27%
Parent Company | Minimum | CCC to D | Financial institutions and corporates
Disclosure of credit risk exposure
PD in %	28.91%			28.91%
Parent Company | Minimum | Standardized approach | Operational risk
Disclosure of credit risk exposure
Capital requirement multiple factor	15.00%
Parent Company | Maximum | AAA to AA- | Central governments
Disclosure of credit risk exposure
PD in %	0.01%			0.01%
Parent Company | Maximum | AAA to AA- | Financial institutions and corporates
Disclosure of credit risk exposure
PD in %	0.04%			0.04%
Parent Company | Maximum | A+ to A- | Central governments
Disclosure of credit risk exposure
PD in %	0.07%			0.07%
Parent Company | Maximum | A+ to A- | Financial institutions and corporates
Disclosure of credit risk exposure
PD in %	0.11%			0.11%
Parent Company | Maximum | BBB+ to BBB- | Central governments
Disclosure of credit risk exposure
PD in %	0.32%			0.32%
Parent Company | Maximum | BBB+ to BBB- | Financial institutions and corporates
Disclosure of credit risk exposure
PD in %	0.32%			0.32%
Parent Company | Maximum | BB+ to B- | Central governments
Disclosure of credit risk exposure
PD in %	6.80%			6.80%
Parent Company | Maximum | BB+ to B- | Financial institutions and corporates
Disclosure of credit risk exposure
PD in %	8.27%			8.27%
Parent Company | Maximum | CCC to D | Central governments
Disclosure of credit risk exposure
PD in %	100.00%			100.00%
Parent Company | Maximum | CCC to D | Financial institutions and corporates
Disclosure of credit risk exposure
PD in %	100.00%			100.00%
Parent Company | Maximum | Standardized approach | Operational risk
Disclosure of credit risk exposure
Capital requirement multiple factor	18.00%
Parent Company | Average | AAA to AA- | Central governments
Disclosure of credit risk exposure
PD in %	0.004%			0.004%
Average LGD in %	45.00%			45.00%
Average risk weight in %	4.60%			4.60%
Parent Company | Average | AAA to AA- | Financial institutions
Disclosure of credit risk exposure
PD in %	0.04%			0.04%
Average LGD in %	36.70%			35.30%
Average risk weight in %	17.30%			17.10%
Parent Company | Average | AAA to AA- | Corporates
Disclosure of credit risk exposure
PD in %	0.03%			0.04%
Average LGD in %	45.00%			45.00%
Average risk weight in %	19.40%			19.70%
Parent Company | Average | A+ to A- | Central governments
Disclosure of credit risk exposure
PD in %	0.05%			0.05%
Average LGD in %	45.00%			45.00%
Average risk weight in %	20.00%			19.80%
Parent Company | Average | A+ to A- | Financial institutions
Disclosure of credit risk exposure
PD in %	0.07%			0.08%
Average LGD in %	35.70%			37.10%
Average risk weight in %	22.10%			25.70%
Parent Company | Average | A+ to A- | Corporates
Disclosure of credit risk exposure
PD in %	0.09%			0.10%
Average LGD in %	45.00%			45.00%
Average risk weight in %	30.60%			33.10%
Parent Company | Average | BBB+ to BBB- | Financial institutions
Disclosure of credit risk exposure
PD in %	0.18%			0.22%
Average LGD in %	45.00%			45.00%
Average risk weight in %	50.30%			64.60%
Parent Company | Average | BBB+ to BBB- | Corporates
Disclosure of credit risk exposure
PD in %	0.23%			0.25%
Average LGD in %	45.00%			45.00%
Average risk weight in %	49.40%			51.70%
Parent Company | Average | BB+ to B- | Central governments
Disclosure of credit risk exposure
PD in %	4.14%
Average LGD in %	45.00%
Average risk weight in %	149.50%
Parent Company | Average | BB+ to B- | Financial institutions
Disclosure of credit risk exposure
PD in %	0.76%			0.54%
Average LGD in %	45.00%			45.00%
Average risk weight in %	131.50%			99.90%
Parent Company | Average | BB+ to B- | Corporates
Disclosure of credit risk exposure
PD in %	1.02%			0.83%
Average LGD in %	45.00%			45.00%
Average risk weight in %	86.60%			86.80%
Parent Company | Average | CCC to D | Corporates
Disclosure of credit risk exposure
PD in %	28.90%			28.60%
Average LGD in %	45.00%			45.00%
Average risk weight in %	263.70%			263.70%